PROPERTY, PLANT, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT, EQUIPMENT AND SOFTWARE, NET

5. PROPERTY, PLANT, EQUIPMENT AND SOFTWARE, NET

Property, plant, equipment and software consist of the following:

	As of December 31,
	2010	2011
Leasehold improvements	15,750,282	27,181,270
Experimental equipment	38,175,211	56,543,539
Vehicles	618,484	887,087
Office equipment and others	3,057,229	3,943,192
Buildings and constructions	11,956,223	18,035,051
Software licenses	2,090,706	2,357,324
Construction in progress	10,699,377	9,149,877

	82,347,512	118,097,340
Less: accumulated depreciation and amortization	(22,200,913)	(31,576,532)

Property, plant, equipment and software	60,146,599	86,520,808

The balance of buildings and constructions as of December 31, 2010 represents phase A of the cGMP-quality multi-purpose manufacturing facility built up in Fengxian, Shanghai. The balance of buildings and constructions as of December 31, 2011 includes US$13.4 million related to phase A of the cGMP-quality multi-purpose manufacturing facility built up in Fengxian, Shanghai, US$1.0 million of the laboratory service building built up in Fengxian, Shanghai and US$3.7 million of the laboratory service building purchased in Chengdu.

As of October 31, 2011, the Group, through one of its main PRC Operating Subsidiaries CPSH, acquired a group of assets from Charles River Laboratories International, Inc (“Charles River”)’s Shanghai In-vivo drug research facility with a total cash consideration of US$4,954,559. The total cash consideration is allocated to each acquired equipment and renovation based on the relative fair values of the acquired assets as of the transfer date. The remaining useful life of each equipment and renovation upon acquisition is estimated to be ranged from 3 to 10 years based on the assessment of the nature, condition and usage status of each item. Included in the construction in progress as of December 31, 2011 is US$3,883,819 related to the renovation acquired from Charles River.

Depreciation and amortization expenses were US$5,830,472, US$6,698,448 and US$9,185,140 for the years ended December 31, 2009, 2010 and 2011, respectively.

The annual estimated amortization expense of software licenses for the next five years is as follows:

2012	159,351
2013	149,265
2014	148,426
2015	145,069
2016	139,356

741,467